Report of Directors Corporate Governance - Directors' interests in share options (Details)	12 Months Ended
	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 shares	Dec. 29, 2017 £ / shares
Disclosure of transactions between related parties [line items]
Share options outstanding at beginning of period (in shares)	70,027,000	74,775,000
Share options exercised (in shares)	9,503,000	4,354,000
Share options outstanding at end of period (in shares)	64,670,000	70,027,000
Share price on date of grant (in gbp per share) | £ / shares			£ 7.6650
Douglas Flint
Disclosure of transactions between related parties [line items]
Exercise price (in gbp per share) | £	£ 5.1887
Share options outstanding at beginning of period (in shares)	2,919
Share options exercised (in shares)	0
Share options outstanding at end of period (in shares)	2,919	2,919
Iain Mackay
Disclosure of transactions between related parties [line items]
Exercise price (in gbp per share) | £	£ 5.1887
Share options outstanding at beginning of period (in shares)	3,469
Share options exercised (in shares)	0
Share options outstanding at end of period (in shares)	3,469	3,469
Savings-related Share Option Plans
Disclosure of transactions between related parties [line items]
Exercise price discount	20.00%	20.00%
Employee monthly contribution amount | £	£ 500
Bottom of range | Savings-related Share Option Plans
Disclosure of transactions between related parties [line items]
Award vesting period	3 years
Top of range | Savings-related Share Option Plans
Disclosure of transactions between related parties [line items]
Award vesting period	5 years